Fair value measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

·	Level 1, defined as observable inputs such as quoted prices in active markets;

·	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

·	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2020		As at December 31, 2019		Far value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	2,900	2,900	3,770	3,770	3	9
Notes receivable from related parties	37	37	-	-	3
Notes receivable, noncurrent	183	183	23	23	3	13
Equity securities, at cost	-	-	7,000	7,000	3	19
Accounts payable	13,099	13,099	10,713	10,713	3	22
Notes payable	4,115	4,115	4,104	4,104	3	23
Convertible note payable, current	5,633	5,633	3,226	3,226	3	25
Convertible note payable, noncurrent	3,710	3,710	-	-	3	25
Recurring fair value measurements
Available-for-sale debt security	9,190	9,190	-	-	1	10
Equity securities, at fair value	301	301	756	756	1	20
Derivative liabilities, current	-	-	44	44	3	6

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable from related parties – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable, noncurrent- carrying amount approximated fair value because time-value considerations are immaterial to the accounts.

-	Equity securities, at cost - no readily determinable fair value, measured at cost minus impairment.

-	Accounts payable – carrying amount approximated fair value due to their short-term nature.

-	Notes payable – carrying amount approximated fair value due to their short-term nature.

-	Convertible note payable current and noncurrent- carrying amount approximated fair value.

-	Available-for-sale debt security - fair value remeasured as at reporting period.

-	Equity securities, at fair value - fair value remeasured as at reporting period.

-	Derivative liabilities, current - fair value remeasured as at reporting period.

Derivative liabilities

In 2020, the Group held one derivative instrument which was measured at estimated fair value on a recurring basis and linked to the conversion option originally embedded in the convertible loan signed with Yorkville on June 27, 2019 (the “First Yorkville Convertible Loan”) and modified on March 04, 2020 via the Second Yorkville Convertible Loan (see Note 25).

The Second Yorkville Convertible Loan has a maturity date of April 30, 2021. It contains a conversion option into WIHN Class B shares at the election of the Yorkville covering any amount outstanding (principal and/or interests) that may be settled. The exercise price is set at CHF 3.00 with antidilution provision adjustments as further described in Note 25.

In line with ASU 2014-16, both the First Yorkville Convertible Loan and the Second Yorkville Convertible Loan were assessed as a hybrid instrument, being a debt instrument with an equity-linked component (the conversion option). Per ASC 815-10, the embedded conversion option met the definition of a derivative and was accounted for separately.

The hosting debt instruments were recorded using the residual method.

The derivative component (the conversion option) was fair valued using a binomial lattice model, building in quoted market prices of WIHN class B shares on the SIX Swiss Stock Exchange, and inputs such as time value of money, volatility, and risk-free interest rate. It was valued at inception of the First Yorkville Convertible Loan on June 27, 2019 at USD 257,435 and revalued at fair value at each reporting date in line with ASC 815-15-30-1. At inception of the Second Yorkville Convertible Loan on March 04, 2020, following the modification accounting detailed in Note 25, the derivative liability was fair valued at USD nil.

In 2020, WISeKey made one final cash repayment of the principal amounting to USD 37,392 for the First Yorkville Convertible Loan. This repayment did not result in any gain or loss on derivative because the derivative was fair valued at USD nil at that date.

In 2020, WISeKey made twelve repayments in cash of the Second Yorkville Convertible Loan as per below. These repayments did not result in any gain or loss on derivative because the derivative was fair valued at USD nil at all repayment and reporting dates.

-	On April 16, 2020, WISeKey repaid USD 259,250 of the principal.

-	On May 15, 2020, WISeKey repaid USD 256,417 of the principal.

-	On May 29, 2020, WISeKey repaid USD 125,000 of the principal.

-	On June 16, 2020, WISeKey repaid USD 125,000 of the principal.

-	On June 30, 2020, WISeKey repaid USD 50,073 of the principal.

-	On July 15, 2020, WISeKey repaid USD 139,152 of the principal.

-	On July 16, 2020, WISeKey repaid USD 59,043 of the principal.

-	On August 05, 2020, WISeKey repaid USD 272,546 of the principal.

-	On September 09, 2020, WISeKey repaid USD 270,539 of the principal.

-	On September 30, 2020, WISeKey repaid USD 250,000 of the principal.

-	On October 30, 2020, WISeKey repaid USD 250,000 of the principal.

-	On November 30, 2020, WISeKey repaid USD 250,000 of the principal.

The derivative component was measured at fair value at the reporting date at USD nil. Therefore, for the year ended December 31, 2020, WISeKey recorded in the income statement, a net gain on derivative of USD 43,655 and a net debt discount amortization expense of USD 280,736.

Derivative liabilities	USD'000
Balance as at December 31, 2018	-
Fair value of the derivative instrument (conversion option)	258
Gain on derivative recognized as a separate line in the statement of loss	(214)
Balance as at December 31, 2019	44
Fair value of the derivative instrument (conversion option)	-
Gain on derivative recognized as a separate line in the statement of loss	(44)
Balance as at December 31, 2020	-